Staff costs (Tables)	6 Months Ended
Jun. 30, 2025
Staff costs
Schedule of staff costs

	For the three months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024
Wages and salaries	28,811	54,039	113,580	108,323
Social charges and insurances	5,775	5,753	11,550	11,963
Value of share-based services	1,851	4,701	4,287	10,647
Retirement benefit (note 15)	8,059	3,466	16,121	5,708
Total staff costs	44,496	67,959	145,538	136,641